Offerings - Offering: 1	Oct. 01, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 4,235,414,546.43
Fee Rate	0.0087%
Amount of Registration Fee	$ 368,481.07
Offering Note	Calculated solely for the purpose of determining the filing fee in accordance with Rule 0-11(c)(1) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"). The base purchase price for the acquisition is $7.03 billion (subject to adjustment as contemplated in the merger agreement, including a reduction for the amount of First Eagle's funded debt and other debt-like items), of which the share consideration component has an aggregate value of $2 billion based on a per share price of $116.26 as set forth in the Agreement and Plan of Merger, dated as of August 25, 2026 (the "merger agreement"). The calculation assumes the issuance to GC Ferry Parent, L.P. ("First Eagle Seller") of (a) newly issued shares of Victory common stock, par value $0.01 per share ("Victory common stock"), representing 4.9% of the number of issued and outstanding shares of Victory common stock, after giving effect to such issuance, and (b) newly issued shares of a new series of Victory non-voting convertible preferred stock, par value $0.01 per share, which will be designated as Series B Non-Voting Convertible Preferred Stock ("Victory Series B convertible preferred stock"). As of August 31, 2026, there were 61,894,728 outstanding shares of Victory common stock as of August 31, 2026 and 20,036,821 outstanding shares of Victory Series A Non-Voting Convertible Preferred Stock, par value $0.01 per share. Based on the 81,931,549 shares of Victory capital stock as of August 31, 2026, upon consummation of the merger and after giving effect to the share issuance, First Eagle Seller will hold approximately (i) 3,189,107 shares of Victory common stock, and (ii) 14,013,714 shares of Victory Series B convertible preferred stock (which Victory Series B convertible stock is economically equivalent to the Victory common stock). The average of the high and low prices of shares of Victory common stock as reported on the Nasdaq Global Select Market as of September 24, 2026 is $105.83. As a result, this calculation assumes a transaction value to First Eagle Seller of $4,235,414,546.43 comprised of (i) cash consideration in an amount equal to $2,414,840,000 (after giving effect to a reduction for First Eagle's funded indebtedness which is anticipated to be approximately $2,615,160,000 at closing), and (ii) stock consideration having a value of $1,820,574,546.43 based on the aggregate number of shares of Victory common stock and Victory Series B convertible preferred stock to be issued multiplied by $105.83 per share. The amount of the filing fee calculated in accordance with the Exchange Act of 1934 equals $87.00 for each $1,000,000 of transaction value. The filing fee was calculated in accordance with Section 14(g) and Rule 0-11 under the Exchange Act.